Income Taxes - Summary of Components of Tax Expenses and Benefit (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure representing major components of tax expense income [line items]
Withholding tax cash payment for interest and other taxes	$ 28,300	$ 2,600
Deferred tax assets	880,705	534,078
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits	389,300	169,400
Deferred tax assets	841,300	494,000
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	$ 452,000	$ 324,600